Equity method investments	12 Months Ended
Dec. 31, 2025
Equity method investments [Abstract]
Equity method investments
11.	Equity method investments

The Company holds investments in certain companies that are accounted for pursuant to the equity method. As of December 31, 2024 and 2025, the Company held the following ownership interests in the outstanding common stock of entities which are significant from the Company’s perspective:

	Year Ended
	December 31, 2024			December 31, 2025
Equity method investments	Ownership interest	Underlying equity in net assets	Carrying amount	Ownership interest	Underlying equity in net assets	Carrying amount
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG	50.0%	$7,686,171	$17,808,231	50.0%	$9,332,103	$20,249,258
BB Amstel B.V.	41.5%	2,523,638	7,443,176	41.5%	2,850,130	8,348,495
MPC Caribbean Clean Energy Limited, Barbados	22.2%	2,843,300	5,032,570	22.2%	2,998,449	5,466,198
Barber Ship Management Germany GmbH & Co. KG	50.0%	1,484,997	3,922,745	50.0%	1,488,460	4,111,977
BestShip GmbH & Cie. KG	—	—	—	50.0%	3,794,977	3,712,538
Rio Jul Beteiligungs GmbH & Co. KG, Hamburg	39.3%	1,740,912	4,162,422	39.3%	1,193,321	3,679,487
Other (1)	—	11,587,753	12,134,578	—	4,522,304	4,477,887
Total	—	$27,866,771	$50,503,722	—	$26,179,744	$50,045,840

(i)
As at December 31, 2025, these investments represent ownership interests ranging from approximately 25.0% to 50.0% (December 31, 2024: 20.5% to 50%) in entities engaged primarily in holding and investing in maritime assets, including equity interest in vessel-owning companies. The entities are located in Germany and Norway.

As part of the acquisition price allocation (see Note 8), the equity method investments were measured at fair value resulting in a difference between the carrying amount and the underlying equity in net assets in the amount of $22,636,951 and $23,866,096 as of December 31, 2024 and 2025.  Temporary differences between the underlying net assets and fair values determined are amortized over the useful life of the respective underlying assets. Goodwill identified for the equity method investment, if any, is not amortized. As a result, amortization in the amount of $0 and $1,004,500 was recorded as a reduction of the equity method result for the reporting period December 16 to December 31, 2024 and the year ended December 31, 2025. During the year ended December 31, 2025, the carrying amount of other equity method investments was reduced by $7,656,691 from $12,134,578 as of December 31, 2024 to $4,477,887 as of December 31, 2025, as a result of distributions received and investments transferred.

The equity method investments developed as follows during the years ended December 31, 2024 and 2025:

Balance as of December 31, 2023	$—
Equity method investments acquired on December 16, 2024	50,920,542
Net exchange differences during the period	(416,820)
Balance as of December 31, 2024	$50,503,722
Acquisitions	2,595,745
Equity method result	(326,123)
Distributions	(5,069,150)
Transfers / Other	(4,043,328)
Net exchange differences during the year	6,384,974
Balance as of December 31, 2025	$50,045,840

In February 2025, MPC Capital acquired a 50% stake in BestShip GmbH & Cie. KG, Hamburg (“BestShip”) for $2,595,745. BestShip is a performance management company that focuses on improving and optimizing energy efficiency of commercial vessels and performance management solutions.

Furthermore, the Company received distributions from several equity method investments due to excess liquidity. These distributions were recognized as a return of capital, which consequently reduced the carrying amount of the respective investment. They primarily relate to Trevamare Management Holding GmbH, Hamburg, Ahrenkiel Steamship Asset Holding GmbH & Co. KG, Hamburg, and Rio Jul Beteiligungs GmbH & Co. KG, Hamburg.

Transfers primarily relate to the Company’s contribution of its investment in OSSV 1 Schifffahrtsgesellschaft mbH & Co. KG, Hamburg, which was classified as an equity method investment as of December 31, 2024, to the newly established entity MPC OSE Offshore GmbH & Co. KG, Hamburg in the year ended December 31, 2025. MPC OSE Offshore GmbH & Co. KG is classified and accounted for as an equity investment. As a result, the carrying amount of equity method investments was reduced by $3,697,377.

As of December 31, 2024 and 2025, the Company also held the following ownership interests in the outstanding common stock of entities and for which the fair value option was elected:

	Year Ended
	December 31, 2024		December 31, 2025
Equity method investments measured at fair value	Ownership interest	Carrying amount	Ownership interest	Carrying amount
MPC Container Ships ASA	13.7%	$111,586,255	17.14%	$133,674,134
MPC Energy Solutions NV	20.5%	3,868,793	20.5%	6,071,783
Total		$115,455,048	-	$139,745,917

Equity method investments measured at fair value
Balance December 31, 2023	—
Equity method investments measured at fair value acquired (through MPC Capital acquisition)	113,694,883
Unrealized gain on equity method investments revalued at fair value at end of the period	2,687,236
Unrealized foreign exchange gain from equity method investments measured at fair value – OCI portion- (1ii)	(927,071)
Balance December 31, 2024	$115,455,048
Equity method investments acquired	23,584,524
Unrealized loss on equity method investments revalued at fair value at end of the period	(10,755,335)
Unrealized foreign exchange loss from equity method investments measured at fair value (1)	(684,929)
Unrealized foreign exchange gain from equity method investments measured at fair value – OCI portion- (1ii)	12,146,609
Balance December 31, 2025	$139,745,917

(1)
The amount presented includes foreign exchange differences arising from (i) translation into the functional currency to reflect the end-of-period exchange rates and any gains or losses are included in the consolidated statements of comprehensive income and (ii) translation of the accounts of foreign subsidiaries with non-USD functional currencies and the resulting cumulative translation adjustments, which are recorded in Other Comprehensive Income (OCI) in the consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity.

Castor’s subsidiary, MPCC CSI LTD., a company affiliated with MPC Capital, acquired during the year ended December 31, 2025, 3.44% shares in MPCC amounting $23,584,524, resulting in MPC Capital and its affiliated entities collectively increasing their holding of total voting rights in MPCC from approximately 16.68% to 20.12%, or 89,260,056 shares.

As part of the pushdown accounting, the fair value option was elected for MPC Container Ships ASA and MPC Energy Solutions N.V. For the years ended December 31, 2024 and 2025, a net gain in the amount of $2,537,974 and a net loss in the amount of $12,509,543,  respectively, are attributed to MPC Container Ships ASA and a net gain in the amount of $149,261 and  $1,754,208, respectively, are associated with MPC Energy Solutions NV. Both amounts are recorded in net loss from equity method investments measured at fair value in the consolidated statement of comprehensive income. Furthermore, as of December 31, 2024 and 2025, the Company received dividends amounting to $4,209,527 and $17,967,315, respectively, from MPC Container Ships ASA. The entire net gain / (loss) from equity method investments during the years ended December 31, 2024 and 2025,  is attributable to the fair value changes (Level 1) of these two entities.

For those equity method investments that are considered significant from the Company’s perspective, summarized consolidated financial information is provided below.

MPC Caribbean Clean Energy Limited, Barbados (in thousands)	December 31, 2024		December 31, 2025
Current assets		$1,077	$5,208
Non-current assets		32,348	26,093
Current liabilities		660	105
Non-current liabilities		10,000	10,000
Net income/(loss)		*	(1,308)
Total comprehensive income/(loss)	$	*	$(1,308)

* denotes that earnings of these entities were immaterial in the period from December 16 to December 31, 2024.

BB Amstel B.V. (in thousands)	December 31, 2024		December 31, 2025
Current assets		$951	$911
Non-current assets		17,113	20,650
Current liabilities		124	161
Non-current liabilities		—	—
Revenue		*	71
Net income		*	448
Total comprehensive income	$	*	$448

Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG (in thousands)	December 31, 2024		December 31, 2025
Current assets		$5,405	$21,076
Non-current assets		11,740	10,933
Current liabilities		3,861	21,300
Non-current liabilities		—	—
Revenue		*	21,969
Net income		*	1,251
Total comprehensive income	$	*	$1,251

Barber Ship Management Germany GmbH & Co. KG (in thousands)	December 31, 2024		December 31, 2025
Current assets		$293	$2,714
Non-current assets		2,183	2,613
Current liabilities		160	2,387
Non-current liabilities		208	—
Revenue		*	2,439
Net income		*	(362)
Total comprehensive income	$	*	$(362)

BestShip GmbH & Cie. KG (in thousands)	December 31, 2025
Current assets	$4,086
Non-current assets	161
Current liabilities	1,300
Non-current liabilities	—
Revenue	5,016
Net income	1,711
Total comprehensive income	$1,711

MPC Energy Solution N.V. (in thousands)	December 31, 2024		September 30, 2025 (1)
Current assets		$24,977	$22,034
Non-current assets		98,614	104,143
Current liabilities		6,674	4,869
Non-current liabilities		66,677	74,547
Market value (December 31, 2024 and 2025)		18,853	29,573
Revenue		*	8,181
Net income	$	*	$(3,331)

(1) Consolidated financial information of MPC Energy Solutions N.V. as of December 31, 2025 was not available when these consolidated financial statements were issued. The specific equity method investment is measured at fair value.

MPC Container Ships ASA (in thousands)	December 31, 2024		December 31, 2025
Current assets		$178,061	$492,252
Non-current assets		1,053,313	1,034,340
Current liabilities		114,438	150,555
Non-current liabilities		299,316	441,851
Market value (December 31, 2024 and 2025)		813,367	779,243
Revenue		*	517,803
Net income/(loss)	$	*	$237,371
Total comprehensive income/(loss)		*	236,769